Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 25, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Cheviot Financial Corp.
Entity Central Index Key	0001528843
Trading Symbol	chev
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		6,818,703
Entity Public Float			$ 70.5
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY